Exhibit 99.1

KPMG LLP	Tel +44 (0) 113 231 3916
Financial Services	Fax +44 (0) 113 231 3200
1 Sovereign Square	catriona.drennan@kpmg.co.uk
Sovereign Street
Leeds LS1 4DA

Private & confidential
The Directors
Roundstone Securities No. 1 DAC
28 Fitzwilliam Place	Our ref CD/MD/C01335
Dublin 2
Ireland

Erimon Home Loans Ireland Limited
25 – 28 North Wall Quay
Dublin 1
D01 H104
Ireland

Barclays Bank Plc
5 The North Colonnade
London
E14 4BB
United Kingdom

31 August 2018

Dear Sir or Madam

Project Porto – AUP letter for Roundstone Securities No. 1 DAC

In accordance with the engagement terms which have been agreed between us we have performed certain agreed upon procedures in relation the proposed disposal of an Irish residential mortgage loan portfolio (the “Portfolio”) originated by the Bank of Scotland plc (the “Vendor”) funded by one or more securitisation transactions. This letter is addressed to you to report on our performance of those agreed upon procedures (the “Pool AUP Letter”). This Pool AUP Letter is confidential and agreed disclosure restrictions apply.

We will not accept any responsibility to any other party to whom our Pool AUP Letter is shown or into whose hands it may come.

It is your responsibility to determine the sufficiency of these procedures for your own purposes. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

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Document Classification - KPMG Confidential

KPMG LLP Project Porto – AUP letter for Roundstone Securities No. 1 DAC 31 August 2018

The procedures performed were not intended to satisfy any criteria for due diligence published by any nationally recognised statistical rating organisation (“NRSRO”). In accordance with the agreed engagement terms, we have performed the procedures identified below.

1 Procedures performed in respect of the Portfolio

A data file containing a list of Irish residential mortgage loans originated by the Vendor, entitled “Loan IDs (September end list).xlsx” was made available to us by the Vendor on 2 November 2018 (the “Account Listing File”). A sample of 455 Irish residential mortgage loans were drawn at random from the Account Listing File (the “Sample”). The sampling technique and basis for the sample are set out in the work programme (the “Work Programme”) attached as Appendix C.

A subsequent data file containing details of the Portfolio entitled “Porto - Loan Property Data Tape 201712011130.xlsx” (the “Data File”) was made available to us by the Vendor on 6 December 2017. A further data file containing updated details relating to valuation amounts, valuation dates and indexed valuations, entitled “Porto – Loan Property Data Tape 20180206.xlsx” (the “Updated Information File”) was made available to us by the Vendor on 7 February 2018. Together and combined, the Data File and the Updated Information File are the “Extraction File”. Our work was based on this Extraction File which contained information on 27,090 Irish residential mortgage loans as shown by the records of the Vendor as at 30 September 2017 (the “Cut-off Date”).

Limited agreed upon procedures were carried out for the Sample as set out in the Work Programme attached as Appendix C.

The procedures performed were applied based on the methodologies, assumptions and information provided to us by the Vendor, without verification or evaluation of such methodologies, assumptions, documents and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, assumptions or information provided to us by the Vendor, (ii) the physical existence of the residential mortgage loan receivables, (iii) the reliability or accuracy of the documents provided to us by the Vendor which were used in our procedures, (iv) the adequacy of the disclosures in the Extraction File, (v) as to whether any of the statements expressed therein omit any material facts, or (vi) the enforceability of any contractual provision in the mortgage loan documentation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the mortgage loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such being securitised, (iii) the compliance of the originator of the mortgage loans with applicable laws and regulations, or (iv) any other factor or characteristic of the residential mortgage loan receivables that would be material to the likelihood that, in case the acquisition of the Portfolio is funded through a securitisation, the issuer or the asset-backed security will pay interest and principal in accordance with applicable terms and conditions.

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Document Classification - KPMG Confidential

KPMG LLP Project Porto – AUP letter for Roundstone Securities No. 1 DAC 31 August 2018

2 Findings

The findings from the agreed upon procedures for the Sample are set out in Appendix A.

The following statistical interpretation can be applied to the findings set out in Appendix A: on the basis of the number of errors identified in the Sample (as reported on the ‘Errors’ lines of Appendix A) it can be calculated that there is a 99% level of confidence that not more than X% of the population contains errors relating to the specified test, where X is the relevant percentage reported on the ‘Statistics’ line of Appendix A.

We were unable to apply the statistical interpretation to the following tests as set out below:

Test No	Data attribute	Source	Procedure	Tolerance/ Definition of error
16	Restructuring arrangement type	Arrangement letters	For each item, check that the Data Attribute agrees with the Source	None

17	Date of restructuring arrangement	Arrangement letters	For each item, check that the Data Attribute agrees with the Source	None

•	Test 16: Where no restructuring arrangement is in place there will be no supporting documentation present and the relevant field in the Extraction File will be blank.

•	Test 17: Where no restructuring arrangement is in place there will be no supporting documentation present and the relevant field in the Extraction File will be blank.

Within the Sample there are 42 files with missing documentation such that we were unable to perform certain tests. For our statistical analysis, we have calculated the maximum error rates based on the full sample size of 455 files (treating the missing documents as an error in each case) and also based on the number of documents reviewed for each relevant test which excludes the loan accounts with missing documentation from the observable data attributes in the Sample.

Details of the errors found as a result of the agreed upon procedures, and listed in Appendix A, are set out in Appendix B.

3 General

This Pool AUP Letter may only be relied upon in respect of the matters to which it refers and as of its date. In relying upon this Pool AUP Letter, you agree (save as may otherwise have been expressly agreed in writing) that we have no responsibility to, and we will not, perform any work subsequent to the date of this Pool AUP Letter nor to consider, monitor, communicate or report the impact of any events or circumstances which may occur or may come to light subsequent to the date of this Pool AUP Letter.

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Document Classification - KPMG Confidential

KPMG LLP Project Porto – AUP letter for Roundstone Securities No. 1 DAC 31 August 2018

This Pool AUP Letter is not issued in accordance with the professional standards of the American Institute of Certified Public Accountants or the US Public Company Accounting Oversight Board. We will provide separately an executed Form ABS Due Diligence-15E, Certification of Provider of Third-Party Due Diligence Services for Asset-Backed Securities (“Form ABS Due Diligence-15E”), using the form made available by the US Securities and Exchange Commission (“SEC”), to which this Pool AUP Letter will be appended. The executed Form ABS Due Diligence-15E will be provided, without in any way or on any basis affecting or adding to or extending our duties and responsibilities to you or giving rise to any duty or responsibility being accepted or assumed by or imposed on KPMG to any party except you, to facilitate your compliance with SEC Release No. 34-72936, Nationally Recognized Statistical Rating Organizations (the “SEC Release”), pursuant to which you are required to make publicly available the findings and conclusions of any third-party due diligence report obtained. This Pool AUP Letter alone is not to be relied on in the United States and we accept no responsibility for any use that you may make of this Pool AUP Letter alone in the United States.

The requirement to make publicly available findings and conclusions includes disclosure of the criteria against which loans were evaluated, and how the evaluated loans compared to those criteria, along with the basis for including any loans not meeting those criteria. This is accomplished by including such information, which will include this Pool AUP Letter, in Form ABS-15G, Asset-Backed Securitizer Report Pursuant to Section 15G of the Securities Exchange Act of 1934 (“Form ABS 15G”), which is required to be furnished by the issuer or underwriter to the SEC through the Electronic Data Gathering, Analysis, and Retrieval (“EDGAR”) system.

The issuer, sponsor or underwriter of an asset–backed securitisation is required to maintain a website (the “Rule 17g-5 website”) pursuant to paragraph (a)(3) of Rule 17g-5 of the US Code of Federal Regulations (17 CFR 240.17g-5). The SEC Release requires any NRSRO producing a credit rating to which “third party due diligence services” relate, to publish with its rating any executed Form ABS Due Diligence-15E containing information about the relevant security or money market instrument that the NRSRO receives or obtains through a Rule 17g-5 website. The agreed upon procedures performed by KPMG on which this Pool AUP Letter reports amount to “third party due diligence services” as defined in the SEC Release.

To facilitate a relevant NRSRO meeting this publication obligation, we are required to furnish any executed Form ABS Due Diligence-15E to any such NRSRO. As envisaged by the SEC Release, we will do so by providing the prescribed form to the issuer, sponsor, or underwriter of the securitisation that maintains the Rule 17g-5 website, or to any NRSRO that requests it. In addition, the SEC Release requires that an NRSRO producing a credit rating publicly disclose each prescribed form that was posted to the Rule 17g-5 website. Such information may therefore be posted on the website of any relevant NRSRO.

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Document Classification - KPMG Confidential

KPMG LLP Project Porto – AUP letter for Roundstone Securities No. 1 DAC 31 August 2018

Any such publicity shall take place, without in any way or on any basis affecting or adding to or extending our duties and responsibilities to you or giving rise to any duty or responsibility being accepted or assumed by or imposed on KPMG to any party except you, to facilitate your compliance with the SEC Release. Accordingly, any party (including rating agencies and investors) obtaining access to this Pool AUP Letter as appended to the executed Form ABS Due Diligence-15E or separately is not authorised by KPMG to use or rely upon the Pool AUP Letter, any such use or reliance shall take place at the relevant party’s own risk and, to the fullest extent permitted by law, we will have no responsibility and will deny any liability to any such party.

Yours faithfully

KPMG LLP

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Document Classification - KPMG Confidential

Pool Name Lloyds | BoS VIAUPs Cut Off Date 9/30/2017 Sample Size 455 Date of AUP Commencing 04/12/17      Files No Error 364 Error 49 Missing Documentation 39 Error and Missing Documentation 3 Total 455 1 2 3 4 5 6 7 8 9 10 11 12 13 14 15 16 17 18 19 20                Number of Files 455 455 455 455 455 455 455 455 455 455 455 455 455 455 455 1 1 455 455 455 Total Errors 7 8 15 13 5 2 0 3 1 2 0 0 0 0 0 0 0 0 0 1 57 Missing 13 13 13 13 13 9 0 9 0 0 0 0 9 9 0 0 0 9 33 0 143 Total 20 21 28 26 18 11 0 12 1 2 0 0 9 9 0 0 0 9 33 1 200 Statistics 7.15% 7.41% 9.26% 8.74% 6.60% 4.65% 1.00% 4.94% 1.44% 1.82% 1.00% 1.00% 4.06% 4.06% 1.00% 4.06% 10.55% 1.44%     Excl. Missing Data    Number of Files 442 442 442 442 442 446 455 446 455 455 455 455 446 446 455 1 1 446 422 455 Errors 7 8 15 13 5 2 0 3 1 2 0 0 0 0 0 0 0 0 0 1 57 Statistics 3.57% 3.88% 5.95% 5.37% 2.92% 1.86% 1.00% 2.22% 1.44% 1.82% 1.00% 1.00% 1.02% 1.02% 1.00% 1.02% 1.07% 1.44%                 KPMG Ref Loan ID Status Error Missing Documentation 8 Error — — — ——E — —— ——1 0 11 Error—E — — — — — —— ——1 0 13 Error E — — — — — — — ——1 0 16 Missing Documentation — — — — — — —— - M - 0 1 17 Error ——E — — — — —— ——1 0 25 Missing Documentation — — — — — — —— - M - 0 1 33 Missing Documentation — — — — — — —— - M - 0 1 35 Missing Documentation — — — — — — —— - M - 0 1 37 Missing Documentation — — — — — — —— - M - 0 1 44 Error — E — — — — — — ——1 0 52 Error — E — — — — — — ——1 0 55 Error ——E — — — — —— ——1 0 61 Error E — — — — — — — ——1 0 63 Error E — — — — — — — ——1 0 68 Error — E — — — — — — ——1 0 77 Error — E — — — — — — ——1 0 82 Missing Documentation — — — — — — —— - M - 0 1 83 Error — E — — — — — — ——1 0 99 Error — E — — — — — — ——1 0 108 Error—E — — — — — —— ——1 0 115 Missing Documentation M M M M M M - M — — M M - M M - 0 11 120 Missing Documentation M M M M M — — — — — ——0 5 122 Error — E — — — — — — ——1 0 126 Error—E E — — — — — — ——2 0 127 Error — — — ——E — —— ——1 0 129 Missing Documentation — ——M - M — — M M - M M - 0 6 131 Error — — E — — — — — ——1 0 133 Error—E — — — — — —— ——1 0 136 Missing Documentation M M M M M — — — — — ——0 5 142 Error E — — — — — — — ——1 0 143 Error—E — — — — — —— ——1 0 148 Error — E — — — — — — ——1 0 149 Missing Documentation M M M M M — — — — — ——0 5 151 Error — — — — — — —— — E 1 0 153 Error — E — — — — — — ——1 0 155 Missing Documentation — — — — — — —— - M - 0 1 156 Error ——E — — — — —— ——1 0 184 Missing Documentation — — — — — — —— - M - 0 1 195 Missing Documentation — — — — — — —— - M - 0 1 211 Missing Documentation M M M M M M - M — — M M - M M - 0 11 227 Error ——E E — — — — — ——2 0 229 Missing Documentation — ——M - M — — M M - M M - 0 6 244 Error — E — — — — — — ——1 0 246 Missing Documentation — ——M - M — — M M - M M - 0 6 249 Error E — — — — — — — ——1 0 252 Missing Documentation — — — — — — —— - M - 0 1 254 Missing Documentation M M M M M — — — — — - M - 0 6 256 Error — E — — — — — — ——1 0 258 Missing Documentation — — — — — — —— - M - 0 1 259 Missing Documentation M M M M M — — — — — ——0 5 273 Missing Documentation M M M M M — — — — — ——0 5 285 Error — ——E - E — — —— ——2 0 298 Missing Documentation — — — — — — —— - M - 0 1 299 Error and Missing Documentation ——E — — — — —— - M - 1 1 303 Error and Missing Documentation — E — — — — — — - M - 1 1 305 Error — — ——E — — —— ——1 0 308 Error — — E — — — — — ——1 0 312 Error ——E — — — — —— ——1 0

Appendix A—Results                Property address—Valuation Report Occupancy type—Valuation Report Property type—Valuation Report Valuation amount—Valuation Report Valuation year—Valuation Report Original balance—Offer Letter Current balance—System Current term—Offer Letter Completion date—Outward Payment Document/Transaction History Term start date—Outward Payment Document/Transaction History Maturity date—Completion + Offer + Restructuring Current interest rate/margin—System Interest rate type—Offer Letter Repayment type—Offer Letter. Restructuring letters Arrears balance—System Restructuring arrangement type—Restructuring letter Date of restructuring arrangement—Restructuring letter Borrower name—Offer Letter Signature—Is there a signed offer document in place? Lien—Land Registry Document Pool Information     Property address—Valuation Report Occupancy type—Valuation Report Property type—Valuation Report Valuation amount—Valuation Report Valuation year—Valuation Report Original balance—Offer Letter Current balance—System Current term—Offer Letter Completion date—Outward Payment Document/Transaction History Term start date—Outward Payment Document/Transaction History Maturity date—Completion + Offer + Restructuring Current interest rate/margin—System Interest rate type—Offer Letter Repayment type—Offer Letter. Restructuring letters Arrears balance—System Restructuring arrangement type—Restructuring letter Date of restructuring arrangement—Restructuring letter Borrower name—Offer Letter Signature—Is there a signed offer document in place? Lien—Land Registry Document Pool Information                 Pool Name Lloyds | BoS VIAUPs                Cut Off Date 9/30/2017                Sample Size 455                Date of AUP Commencing 04/12/17                Files                 No Error 364                Error 49                Missing Documentation 39                Error and Missing Documentation 3                Total 455    1 2 3 4 5 6 7 8 9 10 11 12 13 14 15 16 17 18 19 20 313 Missing Documentation — — — — — — —— - M - 0 1 316 Missing Documentation M M M M M — — — — — ——0 5 320 Error—E — — — — — —— — - 1 0 329 Missing Documentation — — — — — — —— - M - 0 1 334 Missing Documentation M M M M M — — — — — ——0 5 336 Error — ——E — — — —— ——1 0 337 Missing Documentation — — — — — — —— - M - 0 1 338 Missing Documentation — — — — — — —— - M - 0 1 347 Error and Missing Documentation ——E — — — — —— - M - 1 1 353 Error ——E — — — — —— ——1 0 355 Error — — E — — — — — ——1 0 357 Error — E E — — — — —— ——2 0 358 Error E — — — — — — — ——1 0 359 Missing Documentation — — — — — — —— - M - 0 1 370 Error ——E — — — — —— ——1 0 371 Missing Documentation M M M M M — — — — — ——0 5 372 Missing Documentation — ——M - M — — M M - M M - 0 6 379 Missing Documentation — — — — — — —— - M - 0 1 381 Missing Documentation — ——M - M — — M M - M M - 0 6 387 Error — — — — E — — — ——1 0 401 Missing Documentation — ——M - M — — M M - M M - 0 6 409 Missing Documentation — — — — — — —— - M - 0 1 416 Error E — — — — — — — ——1 0 419 Missing Documentation — — — — — — —— - M - 0 1 424 Missing Documentation M M M M M — — — — — ——0 5 428 Error ——E — — — — —— ——1 0 433 Error — — E — — — — — ——1 0 439 Error—E - E — — — — —— ——2 0 440 Error—E — — — — — —— ——1 0 448 Error — — ——E — — —— ——1 0 451 Error ——E — — — — —— ——1 0 452 Error — E — — — — — — ——1 0 454 Missing Documentation M M M M M M - M — — M M - M M - 0 11

Appendix B—Errors                 KPMG Ref Account Number Test Nbr Data Field Data Source Error Extraction File Pe 13 Test 1 Property address Valuation Report E 61 Test 1 Property address Valuation Report E 63 Test 1 Property address Valuation Report E 142 Test 1 Property address Valuation Report E 249 Test 1 Property address Valuation Report E 358 Test 1 Property address Valuation Report E 416 Test 1 Property address Valuation Report E 11 Test 2 Occupancy type Valuation Report E Y Owner/Occupied 108 Test 2 Occupancy type Valuation Report E Y Owner/Occupied 126 Test 2 Occupancy type Valuation Report E Y Owner/Occupied 133 Test 2 Occupancy type Valuation Report E Y Owner/Occupied 143 Test 2 Occupancy type Valuation Report E Y Owner/Occupied 320 Test 2 Occupancy type Valuation Report E Y Owner/Occupied 439 Test 2 Occupancy type Valuation Report E N Apparent Tenancies 440 Test 2 Occupancy type Valuation Report E Y No indication of BTL 44 Test 3 Property type Valuation Report E Mid-Terrace Purpose built house 52 Test 3 Property type Valuation Report E End-Terrace Mid-Terrace 68 Test 3 Property type Valuation Report E Semi-Detached House Detached Bungalow 77 Test 3 Property type Valuation Report E Mid-Terrace End Terrace House 83 Test 3 Property type Valuation Report E Masionette Purpose Built Flat 99 Test 3 Property type Valuation Report E Mid-Terrace End Terrace House 122 Test 3 Property type Valuation Report E Semi-Detached House Mid-Terrace 126 Test 3 Property type Valuation Report E Purpose Built Flat Purpose built house 148 Test 3 Property type Valuation Report E Semi-Detached House Mid-Terrace 153 Test 3 Property type Valuation Report E Purpose Built Flat Purpose built house 244 Test 3 Property type Valuation Report E Detached House Semi-Detached House 256 Test 3 Property type Valuation Report E Detached House End Terrace House 303 Test 3 Property type Valuation Report E End-Terrace Mid-Terrace 357 Test 3 Property type Valuation Report E Semi-Detached House Mid-Terrace 452 Test 3 Property type Valuation Report E Detached House End Terrace House 17 Test 4 Valuation amount Valuation Report E EUR 275,000 EUR 240,000 55 Test 4 Valuation amount Valuation Report E EUR 190,460 EUR 150,000 156 Test 4 Valuation amount Valuation Report E EUR 180,000 EUR 190,000 227 Test 4 Valuation amount Valuation Report E EUR 735,000 EUR 1,050,000 299 Test 4 Valuation amount Valuation Report E EUR 960,000 EUR 950,000 312 Test 4 Valuation amount Valuation Report E EUR 280,000 EUR 310,000 347 Test 4 Valuation amount Valuation Report E EUR 384,000 EUR 420,000 353 Test 4 Valuation amount Valuation Report E EUR 375,000 EUR 380,000 357 Test 4 Valuation amount Valuation Report E EUR 300,000 EUR 330,000 370 Test 4 Valuation amount Valuation Report E EUR 850,000 EUR 950,000 428 Test 4 Valuation amount Valuation Report E EUR 360,000 EUR 630,000 439 Test 4 Valuation amount Valuation Report E EUR 366,000 EUR 325,000 451 Test 4 Valuation amount Valuation Report E EUR 205,000 EUR 110,000 131 Test 5 Valuation year Valuation Report E 2006 2002 227 Test 5 Valuation year Valuation Report E 2005 2006 308 Test 5 Valuation year Valuation Report E 2001 2000 355 Test 5 Valuation year Valuation Report E 2004 2003 433 Test 5 Valuation year Valuation Report E 2002 Not Stated 285 Test 6 Original balance Offer Letter E EUR 206500 EUR 225,250 336 Test 6 Original balance Offer Letter E EUR 178000 EUR 174,000 285 Test 8 Current term Offer Letter E 20 25 305 Test 8 Current term Offer Letter E 25 20 448 Test 8 Current term Offer Letter E 14 4 387 Test 9 Completion date Outward Payment Document/Transaction History E 7/28/2005 6/28/2005 8 Test 10 Term start date Outward Payment Document/Transaction History E 1/8/2007 2/20/2007 127 Test 10 Term start date Outward Payment Document/Transaction History E 3/1/2007 4/20/2007 151 Test 20 Lien Land Registry Document E ICS Building Society

KPMG LLP Project Porto – AUP letter for Roundstone Securities No. 1 DAC 31 August 2018

Appendix C: Work Programme

This scope sets out the agreed upon procedures for various data attributes relating to a Sample of Irish residential mortgage loans drawn from the Portfolio as set out below.

The agreed upon procedures do not constitute an audit or review made in accordance with any generally accepted auditing or review standards and, as such, we express no assurance. We further draw attention to the fact that the scope of our work is limited, in nature and extent, and, as such will not necessarily reveal all errors or irregularities that may exist outside the scope of the Services. Had we been engaged to perform and did perform additional procedures, other matters might come to light that would be reported. We do not make any representation regarding the sufficiency of the procedures for your purposes.

Our agreed upon procedures are performed having regard to International Standard on Related Services 4400, published by the International Auditing and Assurance Standards Board.

You made available to us all relevant methodologies, assumptions, information and documentation in relation to which our procedures were performed. We bear no responsibility whatsoever for the scope, accuracy or sufficiency of such information and documentation provided to us.

We were responsible for performing the procedures set out below and reporting our findings.

Sampling approach

Sampling is a process of examining less than the total number of items in a population in order to reach a conclusion about that population. Sampling techniques inherently assume that the sample is representative of the population as a whole. In this engagement, you asked us to assume that the estimated error rate in the underlying population is zero and to express the results of our work at a level of 99% confidence and with 1% precision if no errors are discovered. You requested that we calculate the sample size necessary to provide 99% confidence with 1% precision on the basis that error rates in the data attributes are hypergeometrically distributed. We make no representations regarding the use of, or assumptions underlying the sampling techniques.

Findings

Where an individual mortgage loan fails a procedure in relation to a data attribute, this has been classified as one error. Where a source document cannot be located, this missing information has been treated in two alternative ways: (i) classed as an error on each test; and (ii) deducted from the sample so the total number of files reviewed is reduced. There are some cases where the file is not required to carry out the test. In these cases the tests were carried out on all files.

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Document Classification - KPMG Confidential

KPMG LLP Project Porto – AUP letter for Roundstone Securities No. 1 DAC 31 August 2018

Where a procedure specifies agreement to specific documentation, written evidence of amendments or additions contained in the loan file are assumed to supersede the original documentation.

In comparing data attributes between the data tape and the specified source documentation and classing a difference as an error, you have specified that the tolerance levels set out below apply.

Test No	Data attribute	Source	Procedure	Tolerance/ Definition of error
1	Property address	Valuation Report	For each item, check that the Data Attribute agrees with the Source	None

2	Occupancy type	Valuation Report	For each item, check that the Data Attribute agrees with the Source	None

3	Property type	Valuation Report	For each item, check that the Data Attribute agrees with the Source	None

4	Valuation amount	Valuation Report	For each item, check that the Data Attribute agrees with the Source	None

5	Valuation year	Valuation Report	For each item, check that the Data Attribute agrees with the Source	None

6	Original balance	Offer letter	For each item, check that the Data Attribute agrees with the Source	None

7	Current balance	Screenshots from the IT system	For each item, check that the Data Attribute agrees with the Source	None

8	Current term	Offer letter	For each item, check that the Data Attribute agrees with the Source	None

9	Completion date	Outward payment document	For each item, check that the Data Attribute agrees with the Source	None

10	Term start date	Outward payment document/Transaction history document	For each item, check that the Data Attribute agrees with the Source	+/- 30 days

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Document Classification - KPMG Confidential

KPMG LLP Project Porto – AUP letter for Roundstone Securities No. 1 DAC 31 August 2018

11	Maturity date	Offer letter/Outward payment document	For each item, check that the Data Attribute agrees with the Source	None

12	Current interest rate/margin	Offer letter	For each item, check that the Data Attribute agrees with the Source	None

13	Interest rate type	Offer letter	For each item, check that the Data Attribute agrees with the Source	None

14	Repayment type	Offer letter	For each item, check that the Data Attribute agrees with the Source	None

15	Arrears balance	Screenshots from the IT system	For each item, check that the Data Attribute agrees with the Source	None

16	Restructuring arrangement type	Arrangement letters	For each item, check that the Data Attribute agrees with the Source	None

17	Date of restructuring arrangement	Arrangement letters	For each item, check that the Data Attribute agrees with the Source	None

18	Borrower name	Offer letter	For each item, check that the Data Attribute agrees with the Source	None

19	Signature	Offer letter	For each item, check that the Data Attribute agrees with the Source	None

20	Lien	Land Registry Document	For each item, check that a charge is registered on the land registry document	None

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Document Classification - KPMG Confidential